INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 — INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Income taxes for the year ended December 31, 2012 are summarized as follows:
2012
Current (benefit)/liability	$—
Deferred provision	—
Net income tax provision	$—
A reconciliation of the differences between the effective and statutory income tax rates for year ended December 31, 2012 is as follows:
	2012
	Amount	Percent
Federal statutory rates	$(803,393)	34.0%
State statutory rates	(165,405)	7.0%
Income passed through to owners	626,177	(26.0)%
Other	(45,553)	1.9%
Changes in valuation allowance	342,621	(15.0)%
Effective rate	$—	0%
At December 31, 2012 deferred income tax assets and liabilities were comprised of:
2012
Deferred tax assets (liabilities) – current	$—
Deferred tax assets (liabilities) – long-term:
Net operating loss carryforwards	428,547
Total net deferred tax assets	428,547
Valuation allowance	(428,547)
Net deferred tax assets	$—
The Company has recorded as of December 31, 2012 a valuation allowance of $428,547, as it believes that it is more-likely-than-not that the deferred tax assets will not be realized in future years. Management has based its assessment on available historical and projected operating results. The valuation allowance for Canterbury Resources Inc., currently known as Echo Automotive Inc., as of December 31, 2011 equaled $38,097.
The Company has net operating loss carry-forwards totaling approximately $1,103,000 which expire between 2028 and 2032 and 2013 and 2032 for federal and state purposes, respectively.
Due to certain significant changes in ownership during the year ended December 31, 2012, some of the net operating losses are subject to limitation under Internal Revenue Code 382.
Amounts for 2011are not included in the above as Echo LLC was not subject to such taxation prior to the execution of the Exchange Agreement.